Debt financing and capital lease obligation - Schedule of Aggregate Principal and Interest Repayments Due for Debt Financing (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument, Redemption [Line Items]
Long term debt	$ 4,465,187	$ 3,442,749	$ 2,573,104
Principal [Member]
Debt Instrument, Redemption [Line Items]
2015	384,891
2016	569,378
2017	488,687
2018	570,170
2019	442,143
Thereafter	1,999,728
Long term debt	4,454,997
Interest [Member]
Debt Instrument, Redemption [Line Items]
2015	166,073
2016	146,445
2017	125,178
2018	107,792
2019	88,926
Thereafter	166,329
Long term debt	800,743
Total [Member]
Debt Instrument, Redemption [Line Items]
2015	550,964
2016	715,823
2017	613,865
2018	677,962
2019	531,069
Thereafter	2,166,057
Long term debt	$ 5,255,740